Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Amount recognized in the period from amounts included in deferred revenue at beginning of period	$ 0.9	$ 0.7
Unbilled receivables	$ 3.2